RBC Emerging Markets Equity Fund Expense Example - RBC Emerging Markets Equity Fund	Mar. 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 684
Expense Example, with Redemption, 3 Years	1,012
Expense Example, with Redemption, 5 Years	1,362
Expense Example, with Redemption, 10 Years	2,347
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	302
Expense Example, with Redemption, 5 Years	532
Expense Example, with Redemption, 10 Years	1,193
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	277
Expense Example, with Redemption, 5 Years	481
Expense Example, with Redemption, 10 Years	$ 1,072